SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Finite-Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2020
Technology
Finite-Lived Intangible Assets [Line Items]
Years	3 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Years	1 year 6 months